Goldman Sachs Financial Square Federal Instruments Fund Average Annual Total Returns - Capital Shares [Member] - Capital Shares		12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	3.03%	1.96%
Performance Inception Date	Oct. 30, 2015